LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
LEASES
8.	LEASES

The Group has entered into various non-cancellable operating lease agreements for land use rights, certain offices, warehouses, retail and service locations, and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Six Months Ended June 30,
	2024	2023
	US$	US$
Operating lease cost	14,222	13,334
Short-term lease cost	1,431	2,901
Variable lease cost	83	62
Total	15,736	16,297

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of sales, selling and marketing expenses, general and administrative expenses and research and development expenses.

Supplemental cash flows information related to leases was as follows:

	Six Months Ended June 30,
	2024	2023
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	13,522	21,051
Right-of-use assets obtained in exchange for lease obligations
Operating leases	2,640	24,699

Supplemental balance sheet information related to leases was as follows:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Operating Leases
Operating lease right-of-use assets	158,864	173,103
Total operating lease assets	158,864	173,103
Operating lease liabilities, current
− Operating lease liabilities-third parties	14,526	16,760
− Operating lease liabilities-related parties*	995	840
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	81,393	91,929
− Operating lease liabilities-related parties	11,314	12,064
Total operating lease liabilities	108,228	121,593

*This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, respectively.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	Six Months Ended June 30,
	2024	2023
	US$	US$
Weighted-average remaining lease term
Operating leases	7.78 years	7.94 years
Weighted-average discount rate
Operating leases	6.64%	6.93%

8.	LEASES

The Group has entered into various non-cancellable operating agreements for land use rights, certain offices, warehouses, retail and service locations, and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Operating lease cost	27,815	21,701	6,389
Short-term lease cost	4,288	2,595	847
Variable lease cost	141	49	231
Total	32,244	24,345	7,467

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of sales, selling and marketing expenses, general and administrative expenses and research and development expenses.

Supplemental cash flows information related to leases was as follows:

	Year Ended December 31,
	2023	2022	2021
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	34,752	16,085	56,024
Right-of-use assets obtained in exchange for lease obligations
Operating leases	42,707	76,584	56,610

*For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2023	2022
	US$	US$
Operating Leases
Operating lease right-of-use assets*	173,103	158,724
Total operating lease assets	173,103	158,724
Operating lease liabilities, current
− Operating lease liabilities-third parties	16,760	15,815
− Operating lease liabilities-related parties**	840	13
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	91,929	98,963
− Operating lease liabilities-related parties	12,064	170
Total operating lease liabilities	121,593	114,961

*Operating lease right-of-use assets included land use rights with carrying amount of US$52,811 and US$43,974, of which, US$32,653 and nil were pledged as security for the exchangeable notes as mentioned in note 14 as of December 31, 2023 and 2022, respectively.

**This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2023 and 2022, respectively.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	Year ended December 31,
	2023	2022	2021
Weighted-average remaining lease term
Operating leases	8.01 years	8.37 years	7.36 years
Weighted-average discount rate
Operating leases	6.60%	6.99%	5.74%

Because the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

Maturities of operating lease liabilities were as follows:

As of
December 31,
2023
US$
2024	23,902
2025	20,884
2026	19,482
2027	17,137
2028	16,001
Thereafter	55,092
Total undiscounted lease payments	152,498
Less: imputed interest	(30,905)
Total lease liabilities	121,593

As of December 31, 2023, the Group had future minimum lease payments for non-cancelable short-term operating leases of US$79.